COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Commitments And Contingencies Disclosure [Abstract]
Outstanding commitments to originate in commercial real estate loans	$ 6,600,000
Outstanding commitments to originate in fixed rate residential first mortgage loans	181,800,000	361,500,000
Outstanding commitments to originate in adjustable rate residential first mortgage loans	12,400,000	47,100,000
Average committed rates of commercial real estate loan	5.00%
Average committed rates of residential mortgage loan	4.20%	3.40%
Average fees and discounts of residential mortgage loan	0.10%	0.10%
Expiry date of interest rate commitments on residential loans	60 days	60 days
Outstanding commitments related to stand-by-letters of credit	646,000	794,000
Commitments to sell loans	$ 177,600,000	$ 405,200,000